Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 11, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of DWS Equity 500 Index Fund, DWS S&P 500 Index Fund, DWS EAFE® Equity Index Fund and DWS U.S. Bond Index Fund (the “Funds”), each a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing; i.e., April 29, 2011. No fees are required in connection with this filing.

The Amendment reflects the reorganization of DWS S&P 500 Index Fund (the “Predecessor Fund”) into a newly created corresponding shell series of the Trust (i.e., its corresponding New Fund), which the New Fund is substantially similar in all material respects to its Predecessor Fund.  The Predecessor Fund is a series of DWS Investment Trust (Securities Act File No. 002-13628, Investment Company Act File No. 811-00043).

The Board of the Trust and DWS Investment Trust has approved the proposed reorganization. The Board of the Predecessor Fund has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.

The New Fund has the same investment objectives, policies, and operations as its Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for the New Fund is identical to the currently effective prospectuses and statements of additional information of the New Fund’s Predecessor Fund, except to note that the New Fund is newly offered and to provide updates to the disclosure as necessary.

In addition, the Amendment also reflects changes to the Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Adam Schlichtmann, Esq., Ropes & Gray